Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ACAAP
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2013
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
ONE CHOICE IN RETIREMENT PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE IN RETIREMENT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice In Retirement Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	45.00%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.80%
NT Equity Growth Fund	10.00%	Inflation-Adjusted Bond Fund	1.50%
NT Growth Fund	6.50%	International Bond Fund	7.00%
NT Heritage Fund	2.50%	NT Diversified Bond Fund	26.60%
NT International Growth Fund	5.00%	Short Duration Inflation Protection Bond Fund	6.10%
NT Large Company Value Fund	11.00%
NT Mid Cap Value Fund	4.00%	Cash Equivalents (Money Market Funds)	10.00%
NT Small Company Fund	2.00%	Premium Money Market Fund	10.00%
Real Estate Fund	1.00%

The target asset mix of One Choice In Retirement Portfolio is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds, we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 9.30%

Lowest Performance Quarter (4Q 2008): -9.20%

As of September 30, 2013, the most recent calendar quarter end,the fund's Investor Class year-to-date return was 6.88%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2015 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2015 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2015 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	46.05%	Fixed-Income Securities (Bond Funds)	44.45%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.75%
NT Emerging Markets Fund	0.25%	Inflation-Adjusted Bond Fund	1.80%
NT Equity Growth Fund	10.00%	International Bond Fund	6.80%
NT Growth Fund	6.75%	NT Diversified Bond Fund	26.40%
NT Heritage Fund	2.75%	Short Duration Inflation Protection Bond Fund	5.70%
NT International Growth Fund	5.00%
NT Large Company Value Fund	11.00%	Cash Equivalents (Money Market Funds)	9.50%
NT Mid Cap Value Fund	4.25%	Premium Money Market Fund	9.50%
NT Small Company Fund	2.00%
Real Estate Fund	1.05%

The target date in the fund name (2015) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 10.20%

Lowest Performance Quarter (4Q 2008): -11.00%

As of September 30, 2013, the most recent calendar quarter end,the fund's Investor Class year-to-date return was 7.12%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.00%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2015 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2015 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2015 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	253
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
Annual Return 2005	rr_AnnualReturn2005	4.70%
Annual Return 2006	rr_AnnualReturn2006	10.53%
Annual Return 2007	rr_AnnualReturn2007	8.50%
Annual Return 2008	rr_AnnualReturn2008	(20.10%)
Annual Return 2009	rr_AnnualReturn2009	18.26%
Annual Return 2010	rr_AnnualReturn2010	10.84%
Annual Return 2011	rr_AnnualReturn2011	3.16%
Annual Return 2012	rr_AnnualReturn2012	10.59%
1 year	rr_AverageAnnualReturnYear01	10.59%
5 years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2015 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	9.88%
5 years	rr_AverageAnnualReturnYear05	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2015 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	7.23%
5 years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2015 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	330
10 years	rr_ExpenseExampleYear10	738
1 year	rr_AverageAnnualReturnYear01	10.81%
5 years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2015 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	675
3 years	rr_ExpenseExampleYear03	887
5 years	rr_ExpenseExampleYear05	1,117
10 years	rr_ExpenseExampleYear10	1,773
1 year	rr_AverageAnnualReturnYear01	3.98%	[2]
5 years	rr_AverageAnnualReturnYear05	2.14%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[2]
ONE CHOICE 2015 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
1 year	rr_ExpenseExampleYear01	182
3 years	rr_ExpenseExampleYear03	564
5 years	rr_ExpenseExampleYear05	970
10 years	rr_ExpenseExampleYear10	2,103
1 year	rr_AverageAnnualReturnYear01	9.47%
5 years	rr_AverageAnnualReturnYear05	2.59%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE 2015 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	132
3 years	rr_ExpenseExampleYear03	410
5 years	rr_ExpenseExampleYear05	708
10 years	rr_ExpenseExampleYear10	1,556
1 year	rr_AverageAnnualReturnYear01	10.04%
5 years	rr_AverageAnnualReturnYear05	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2020 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2020 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2020 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	51.05%	Fixed-Income Securities (Bond Funds)	41.95%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.60%
NT Emerging Markets Fund	1.25%	Inflation-Adjusted Bond Fund	3.10%
NT Equity Growth Fund	9.50%	International Bond Fund	5.80%
NT Growth Fund	8.00%	NT Diversified Bond Fund	25.30%
NT Heritage Fund	3.75%	Short Duration Inflation Protection Bond Fund	4.15%
NT International Growth Fund	6.00%
NT Large Company Value Fund	11.25%	Cash Equivalents (Money Market Funds)	7.00%
NT Mid Cap Value Fund	5.00%	Premium Money Market Fund	7.00%
NT Small Company Fund	2.00%
Real Estate Fund	1.30%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 11.07%

Lowest Performance Quarter (3Q 2011): -8.06%

As of September 30, 2013, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 7.79%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2020 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2020 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2020 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,014
Annual Return 2009	rr_AnnualReturn2009	20.11%
Annual Return 2010	rr_AnnualReturn2010	11.70%
Annual Return 2011	rr_AnnualReturn2011	2.50%
Annual Return 2012	rr_AnnualReturn2012	11.47%
1 year	rr_AverageAnnualReturnYear01	11.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2020 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	10.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2020 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	7.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2020 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	775
1 year	rr_AverageAnnualReturnYear01	11.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2020 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	678
3 years	rr_ExpenseExampleYear03	896
5 years	rr_ExpenseExampleYear05	1,132
10 years	rr_ExpenseExampleYear10	1,805
1 year	rr_AverageAnnualReturnYear01	4.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[2]
ONE CHOICE 2020 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
1 year	rr_ExpenseExampleYear01	185
3 years	rr_ExpenseExampleYear03	573
5 years	rr_ExpenseExampleYear05	986
10 years	rr_ExpenseExampleYear10	2,135
1 year	rr_AverageAnnualReturnYear01	10.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE 2020 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 year	rr_ExpenseExampleYear01	135
3 years	rr_ExpenseExampleYear03	419
5 years	rr_ExpenseExampleYear05	724
10 years	rr_ExpenseExampleYear10	1,589
1 year	rr_AverageAnnualReturnYear01	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2025 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2025 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2025 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	56.30%	Fixed-Income Securities (Bond Funds)	38.70%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.40%
NT Emerging Markets Fund	2.25%	Inflation-Adjusted Bond Fund	4.20%
NT Equity Growth Fund	9.25%	International Bond Fund	4.50%
NT Growth Fund	9.25%	NT Diversified Bond Fund	24.00%
NT Heritage Fund	4.50%	Short Duration Inflation Protection Bond Fund	2.60%
NT International Growth Fund	7.00%
NT Large Company Value Fund	11.50%	Cash Equivalents (Money Market Funds)	5.00%
NT Mid Cap Value Fund	5.50%	Premium Money Market Fund	5.00%
NT Small Company Fund	2.50%
Real Estate Fund	1.55%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 11.70%

Lowest Performance Quarter (4Q 2008): -13.92%

As of September 30, 2013, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.83%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.92%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2025 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2025 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2025 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	272
5 years	rr_ExpenseExampleYear05	472
10 years	rr_ExpenseExampleYear10	1,049
Annual Return 2005	rr_AnnualReturn2005	6.42%
Annual Return 2006	rr_AnnualReturn2006	11.80%
Annual Return 2007	rr_AnnualReturn2007	9.29%
Annual Return 2008	rr_AnnualReturn2008	(25.02%)
Annual Return 2009	rr_AnnualReturn2009	21.24%
Annual Return 2010	rr_AnnualReturn2010	12.57%
Annual Return 2011	rr_AnnualReturn2011	1.77%
Annual Return 2012	rr_AnnualReturn2012	12.14%
1 year	rr_AverageAnnualReturnYear01	12.14%
5 years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2025 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	11.50%
5 years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2025 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	8.24%
5 years	rr_AverageAnnualReturnYear05	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2025 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	363
10 years	rr_ExpenseExampleYear10	811
1 year	rr_AverageAnnualReturnYear01	12.36%
5 years	rr_AverageAnnualReturnYear05	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2025 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	681
3 years	rr_ExpenseExampleYear03	905
5 years	rr_ExpenseExampleYear05	1,147
10 years	rr_ExpenseExampleYear10	1,838
1 year	rr_AverageAnnualReturnYear01	5.40%	[2]
5 years	rr_AverageAnnualReturnYear05	1.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[2]
ONE CHOICE 2025 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
1 year	rr_ExpenseExampleYear01	188
3 years	rr_ExpenseExampleYear03	583
5 years	rr_ExpenseExampleYear05	1,001
10 years	rr_ExpenseExampleYear10	2,167
1 year	rr_AverageAnnualReturnYear01	10.98%
5 years	rr_AverageAnnualReturnYear05	2.13%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE 2025 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	740
10 years	rr_ExpenseExampleYear10	1,623
1 year	rr_AverageAnnualReturnYear01	11.57%
5 years	rr_AverageAnnualReturnYear05	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2030 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2030 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2030 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	62.30%	Fixed-Income Securities (Bond Funds)	32.70%
NT Core Equity Plus Fund	3.25%	High-Yield Fund	3.00%
NT Emerging Markets Fund	2.75%	Inflation-Adjusted Bond Fund	5.00%
NT Equity Growth Fund	9.25%	International Bond Fund	2.00%
NT Growth Fund	11.00%	NT Diversified Bond Fund	21.50%
NT Heritage Fund	5.00%	Short Duration Inflation Protection Bond Fund	1.20%
NT International Growth Fund	8.50%
NT Large Company Value Fund	12.00%	Cash Equivalents (Money Market Funds)	5.00%
NT Mid Cap Value Fund	5.25%	Premium Money Market Fund	5.00%
NT Small Company Fund	3.50%
Real Estate Fund	1.80%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 12.53%

Lowest Performance Quarter (3Q 2011): -10.33%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 10.07%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2030 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2030 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2030 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	483
10 years	rr_ExpenseExampleYear10	1,073
Annual Return 2009	rr_AnnualReturn2009	22.88%
Annual Return 2010	rr_AnnualReturn2010	13.39%
Annual Return 2011	rr_AnnualReturn2011	1.04%
Annual Return 2012	rr_AnnualReturn2012	12.79%
1 year	rr_AverageAnnualReturnYear01	12.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2030 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	12.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2030 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2030 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	215
5 years	rr_ExpenseExampleYear05	374
10 years	rr_ExpenseExampleYear10	835
1 year	rr_AverageAnnualReturnYear01	13.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2030 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
1 year	rr_ExpenseExampleYear01	683
3 years	rr_ExpenseExampleYear03	911
5 years	rr_ExpenseExampleYear05	1,157
10 years	rr_ExpenseExampleYear10	1,860
1 year	rr_AverageAnnualReturnYear01	6.04%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[2]
ONE CHOICE 2030 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
1 year	rr_ExpenseExampleYear01	190
3 years	rr_ExpenseExampleYear03	589
5 years	rr_ExpenseExampleYear05	1,012
10 years	rr_ExpenseExampleYear10	2,188
1 year	rr_AverageAnnualReturnYear01	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE 2030 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
1 year	rr_ExpenseExampleYear01	140
3 years	rr_ExpenseExampleYear03	435
5 years	rr_ExpenseExampleYear05	751
10 years	rr_ExpenseExampleYear10	1,645
1 year	rr_AverageAnnualReturnYear01	12.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2035 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2035 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2035 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	68.55%	Fixed-Income Securities (Bond Funds)	26.95%
NT Core Equity Plus Fund	3.25%	High-Yield Fund	2.65%
NT Emerging Markets Fund	3.50%	Inflation-Adjusted Bond Fund	5.40%
NT Equity Growth Fund	9.50%	NT Diversified Bond Fund	18.90%
NT Growth Fund	12.75%
NT Heritage Fund	5.50%	Cash Equivalents (Money Market Funds)	4.50%
NT International Growth Fund	9.50%	Premium Money Market Fund	4.50%
NT Large Company Value Fund	12.75%
NT Mid Cap Value Fund	5.50%
NT Small Company Fund	4.25%
Real Estate Fund	2.05%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 13.46%

Lowest Performance Quarter (4Q 2008): -17.42%

As of September 30, 2013, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.42%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2035 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	499
10 years	rr_ExpenseExampleYear10	1,108
Annual Return 2005	rr_AnnualReturn2005	7.44%
Annual Return 2006	rr_AnnualReturn2006	13.60%
Annual Return 2007	rr_AnnualReturn2007	10.36%
Annual Return 2008	rr_AnnualReturn2008	(30.58%)
Annual Return 2009	rr_AnnualReturn2009	24.31%
Annual Return 2010	rr_AnnualReturn2010	14.28%
Annual Return 2011	rr_AnnualReturn2011	0.37%
Annual Return 2012	rr_AnnualReturn2012	13.62%
1 year	rr_AverageAnnualReturnYear01	13.62%
5 years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	13.06%
5 years	rr_AverageAnnualReturnYear05	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	9.28%
5 years	rr_AverageAnnualReturnYear05	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
1 year	rr_AverageAnnualReturnYear01	13.84%
5 years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2035 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	920
5 years	rr_ExpenseExampleYear05	1,172
10 years	rr_ExpenseExampleYear10	1,892
1 year	rr_AverageAnnualReturnYear01	6.85%	[2]
5 years	rr_AverageAnnualReturnYear05	0.92%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[2]
ONE CHOICE 2035 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	598
5 years	rr_ExpenseExampleYear05	1,027
10 years	rr_ExpenseExampleYear10	2,219
1 year	rr_AverageAnnualReturnYear01	12.46%
5 years	rr_AverageAnnualReturnYear05	1.35%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE 2035 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	444
5 years	rr_ExpenseExampleYear05	767
10 years	rr_ExpenseExampleYear10	1,679
1 year	rr_AverageAnnualReturnYear01	13.05%
5 years	rr_AverageAnnualReturnYear05	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2040 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2040 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2040 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	74.95%	Fixed-Income Securities (Bond Funds)	23.05%
NT Core Equity Plus Fund	3.50%	High-Yield Fund	2.30%
NT Emerging Markets Fund	4.25%	Inflation-Adjusted Bond Fund	4.60%
NT Equity Growth Fund	10.25%	NT Diversified Bond Fund	16.15%
NT Growth Fund	13.75%
NT Heritage Fund	6.50%	Cash Equivalents (Money Market Funds)	2.00%
NT International Growth Fund	10.00%	Premium Money Market Fund	2.00%
NT Large Company Value Fund	13.75%
NT Mid Cap Value Fund	6.50%
NT Small Company Fund	4.15%
Real Estate Fund	2.30%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

 One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (2Q 2009): 14.38%

Lowest Performance Quarter (3Q 2011): -12.68%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 12.50%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2040 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2040 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2040 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 year	rr_ExpenseExampleYear01	95
3 years	rr_ExpenseExampleYear03	297
5 years	rr_ExpenseExampleYear05	515
10 years	rr_ExpenseExampleYear10	1,143
Annual Return 2009	rr_AnnualReturn2009	25.95%
Annual Return 2010	rr_AnnualReturn2010	14.99%
Annual Return 2011	rr_AnnualReturn2011	(0.27%)
Annual Return 2012	rr_AnnualReturn2012	14.50%
1 year	rr_AverageAnnualReturnYear01	14.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2040 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	14.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2040 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2040 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	75
3 years	rr_ExpenseExampleYear03	234
5 years	rr_ExpenseExampleYear05	407
10 years	rr_ExpenseExampleYear10	907
1 year	rr_AverageAnnualReturnYear01	14.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2040 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	929
5 years	rr_ExpenseExampleYear05	1,187
10 years	rr_ExpenseExampleYear10	1,924
1 year	rr_AverageAnnualReturnYear01	7.65%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[2]
ONE CHOICE 2040 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
1 year	rr_ExpenseExampleYear01	196
3 years	rr_ExpenseExampleYear03	607
5 years	rr_ExpenseExampleYear05	1,043
10 years	rr_ExpenseExampleYear10	2,251
1 year	rr_AverageAnnualReturnYear01	13.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE 2040 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 year	rr_ExpenseExampleYear01	146
3 years	rr_ExpenseExampleYear03	453
5 years	rr_ExpenseExampleYear05	782
10 years	rr_ExpenseExampleYear10	1,712
1 year	rr_AverageAnnualReturnYear01	13.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2045 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2045 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2045 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	80.40%	Fixed-Income Securities (Bond Funds)	19.60%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.95%
NT Emerging Markets Fund	5.25%	Inflation-Adjusted Bond Fund	3.90%
NT Equity Growth Fund	10.35%	NT Diversified Bond Fund	13.75%
NT Growth Fund	14.50%
NT Heritage Fund	7.25%	Cash Equivalents (Money Market Funds)	0.00%
NT International Growth Fund	10.25%
NT Large Company Value Fund	14.50%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.00%
Real Estate Fund	2.55%

The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (2Q 2009): 14.89%

Lowest Performance Quarter (4Q 2008): -19.49%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 13.33%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2045 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	310
5 years	rr_ExpenseExampleYear05	537
10 years	rr_ExpenseExampleYear10	1,190
Annual Return 2005	rr_AnnualReturn2005	7.85%
Annual Return 2006	rr_AnnualReturn2006	14.53%
Annual Return 2007	rr_AnnualReturn2007	10.74%
Annual Return 2008	rr_AnnualReturn2008	(33.64%)
Annual Return 2009	rr_AnnualReturn2009	26.36%
Annual Return 2010	rr_AnnualReturn2010	15.50%
Annual Return 2011	rr_AnnualReturn2011	(0.78%)
Annual Return 2012	rr_AnnualReturn2012	15.00%
1 year	rr_AverageAnnualReturnYear01	15.00%
5 years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	14.52%
5 years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	10.18%
5 years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	955
1 year	rr_AverageAnnualReturnYear01	15.32%
5 years	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2045 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	692
3 years	rr_ExpenseExampleYear03	941
5 years	rr_ExpenseExampleYear05	1,207
10 years	rr_ExpenseExampleYear10	1,967
1 year	rr_AverageAnnualReturnYear01	8.12%	[2]
5 years	rr_AverageAnnualReturnYear05	0.57%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[2]
ONE CHOICE 2045 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
1 year	rr_ExpenseExampleYear01	200
3 years	rr_ExpenseExampleYear03	619
5 years	rr_ExpenseExampleYear05	1,063
10 years	rr_ExpenseExampleYear10	2,293
1 year	rr_AverageAnnualReturnYear01	13.90%
5 years	rr_AverageAnnualReturnYear05	1.00%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE 2045 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	150
3 years	rr_ExpenseExampleYear03	466
5 years	rr_ExpenseExampleYear05	803
10 years	rr_ExpenseExampleYear10	1,756
1 year	rr_AverageAnnualReturnYear01	14.42%
5 years	rr_AverageAnnualReturnYear05	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE 2050 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2050 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2050 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	82.80%	Fixed-Income Securities (Bond Funds)	17.20%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.70%
NT Emerging Markets Fund	6.25%	Inflation-Adjusted Bond Fund	3.40%
NT Equity Growth Fund	10.25%	NT Diversified Bond Fund	12.10%
NT Growth Fund	14.75%
NT Heritage Fund	7.25%	Cash Equivalents (Money Market Funds)	0.00%
NT International Growth Fund	10.00%
NT Large Company Value Fund	15.00%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.75%
Real Estate Fund	2.80%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (2Q 2009): 15.07%

Lowest Performance Quarter (3Q 2011): -14.04%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 13.59%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2050 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2050 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2050 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	313
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	15.70%
Annual Return 2011	rr_AnnualReturn2011	(0.96%)
Annual Return 2012	rr_AnnualReturn2012	15.39%
1 year	rr_AverageAnnualReturnYear01	15.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2050 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	14.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2050 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	10.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2050 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	250
5 years	rr_ExpenseExampleYear05	434
10 years	rr_ExpenseExampleYear10	966
1 year	rr_AverageAnnualReturnYear01	15.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2050 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
1 year	rr_ExpenseExampleYear01	693
3 years	rr_ExpenseExampleYear03	943
5 years	rr_ExpenseExampleYear05	1,212
10 years	rr_ExpenseExampleYear10	1,978
1 year	rr_AverageAnnualReturnYear01	8.54%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[2]
ONE CHOICE 2050 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
1 year	rr_ExpenseExampleYear01	201
3 years	rr_ExpenseExampleYear03	622
5 years	rr_ExpenseExampleYear05	1,068
10 years	rr_ExpenseExampleYear10	2,303
1 year	rr_AverageAnnualReturnYear01	14.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE 2050 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	469
5 years	rr_ExpenseExampleYear05	809
10 years	rr_ExpenseExampleYear10	1,767
1 year	rr_AverageAnnualReturnYear01	14.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
ONE CHOICE 2055 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2055 PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 60 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2055 Portfolio is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	85.00%	Fixed-Income Securities (Bond Funds)	15.00%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.50%
NT Emerging Markets Fund	6.50%	Inflation-Adjusted Bond Fund	3.00%
NT Equity Growth Fund	10.75%	NT Diversified Bond Fund	10.50%
NT Growth Fund	15.25%
NT Heritage Fund	7.50%	Cash Equivalents (Money Market Funds)	0.00%
NT International Growth Fund	9.50%
NT Large Company Value Fund	15.50%
NT Mid Cap Value Fund	7.50%
NT Small Company Fund	5.00%
Real Estate Fund	3.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (1Q 2012): 11.54%

Lowest Performance Quarter (2Q 2012): -3.16%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 14.00%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.16%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE 2055 PORTFOLIO | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	548
10 years	rr_ExpenseExampleYear10	1,213
Annual Return 2012	rr_AnnualReturn2012	15.51%
1 year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	15.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	10.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	253
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
1 year	rr_AverageAnnualReturnYear01	15.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	694
3 years	rr_ExpenseExampleYear03	946
5 years	rr_ExpenseExampleYear05	1,218
10 years	rr_ExpenseExampleYear10	1,988
1 year	rr_AverageAnnualReturnYear01	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 year	rr_ExpenseExampleYear01	202
3 years	rr_ExpenseExampleYear03	625
5 years	rr_ExpenseExampleYear05	1,073
10 years	rr_ExpenseExampleYear10	2,314
1 year	rr_AverageAnnualReturnYear01	14.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE 2055 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
1 year	rr_ExpenseExampleYear01	152
3 years	rr_ExpenseExampleYear03	472
5 years	rr_ExpenseExampleYear05	814
10 years	rr_ExpenseExampleYear10	1,778
1 year	rr_AverageAnnualReturnYear01	14.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice Portfolio: Very Conservative is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund's asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund's neutral mix; that is, how the fund's investments generally will be allocated among the major asset classes over the long term.

Equity Securities (Stock Funds)	25.00%	Fixed-Income Securities (Bond Funds)	52.00%
Core Equity Plus Fund	1.00%	Diversified Bond Fund	32.00%
Equity Growth Fund	4.00%	Inflation-Adjusted Bond Fund	10.00%
Growth Fund	2.50%	International Bond Fund	10.00%
Heritage Fund*	1.50%
Large Company Value Fund	8.00%	Cash Equivalents (Money Market Funds)	23.00%
Mid Cap Value Fund	5.00%	Prime Money Market Fund	23.00%
Real Estate Fund	2.00%
Small Company Fund	1.00%

The managers regularly review the fund and may make changes to the fund's asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund's objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund's asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	20-30%	45-55%	15-35%

However, in light of the current extreme low interest rate environment for cash equivalent (money market) securities, the managers have reallocated a portion of the fund's assets from money market funds to short-term bond funds. This shift will cause the fund to temporarily deviate from the neutral mix and operating ranges listed above. During this period, the fund's investments generally will be allocated as indicated in the following table, subject to any further adjustments deemed appropriate by the managers in light of changing market conditions. Over the long term, the managers expect to reallocate the fund's assets back toward the neutral mix.

Equity Securities (Stock Funds)	25.00%	Fixed-Income Securities (Bond Funds)	67.00%
Core Equity Plus Fund	1.00%	Diversified Bond Fund	32.00%
Equity Growth Fund	4.00%	Inflation-Adjusted Bond Fund	10.00%
Growth Fund	2.50%	International Bond Fund	10.00%
Heritage Fund*	1.50%	Short Duration Fund	7.00%
Large Company Value Fund	8.00%	Short Duration Inflation Protection Bond Fund	8.00%
Mid Cap Value Fund	5.00%
Real Estate Fund	2.00%	Cash Equivalents (Money Market Funds)	8.00%
Small Company Fund	1.00%	Prime Money Market Fund	8.00%

*

As of December 1, 2013, the fund owns shares of the Vista Fund. However, Vista's Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the Vista Fund will be transferred to the Heritage Fund in exchange for shares of Heritage Fund, effective as of the close of the New York Stock Exchange on December 6, 2013.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's ability to achieve its investment objective depends in part on the managers' skill in determining the funds' asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund's fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 6.20%

Lowest Performance Quarter (4Q 2008): -3.97%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 2.34%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	799
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	7.50%
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	(6.66%)
Annual Return 2009	rr_AnnualReturn2009	10.59%
Annual Return 2010	rr_AnnualReturn2010	6.84%
Annual Return 2011	rr_AnnualReturn2011	4.88%
Annual Return 2012	rr_AnnualReturn2012	6.78%
1 year	rr_AverageAnnualReturnYear01	6.78%
5 years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	6.06%
5 years	rr_AverageAnnualReturnYear05	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.61%
5 years	rr_AverageAnnualReturnYear05	3.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: CONSERVATIVE
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE PORTFOLIO: CONSERVATIVE
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice Portfolio: Conservative is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund's asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund's neutral mix; that is, how the fund's investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	47.00%
Core Equity Plus Fund	2.00%	Diversified Bond Fund	30.00%
Equity Growth Fund	7.00%	Inflation-Adjusted Bond Fund	9.00%
Growth Fund	4.75%	International Bond Fund	8.00%
Heritage Fund*	4.00%
International Growth Fund	6.00%	Cash Equivalents (Money Market Funds)	8.00%
Large Company Value Fund	11.00%	Prime Money Market Fund	8.00%
Mid Cap Value Fund	6.75%
Real Estate Fund	2.00%
Small Company Fund	1.50%

*

As of December 1, 2013, the fund owns shares of the Vista Fund. However, Vista's Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the Vista Fund will be transferred to the Heritage Fund in exchange for shares of Heritage Fund, effective as of the close of the New York Stock Exchange on December 6, 2013.

The managers regularly review the fund and may make changes to the fund's asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund's objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund's asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	39-51%	38-52%	5-20%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's ability to achieve its investment objective depends in part on the managers' skill in determining the funds' asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund's fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 9.27%

Lowest Performance Quarter (4Q 2008): -8.82%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 6.36%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.82%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: CONSERVATIVE | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: CONSERVATIVE | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: CONSERVATIVE | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	931
Annual Return 2005	rr_AnnualReturn2005	3.79%
Annual Return 2006	rr_AnnualReturn2006	10.05%
Annual Return 2007	rr_AnnualReturn2007	7.05%
Annual Return 2008	rr_AnnualReturn2008	(16.03%)
Annual Return 2009	rr_AnnualReturn2009	15.81%
Annual Return 2010	rr_AnnualReturn2010	9.86%
Annual Return 2011	rr_AnnualReturn2011	3.76%
Annual Return 2012	rr_AnnualReturn2012	10.05%
1 year	rr_AverageAnnualReturnYear01	10.05%
5 years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: CONSERVATIVE | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	9.42%
5 years	rr_AverageAnnualReturnYear05	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: CONSERVATIVE | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	6.69%
5 years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: MODERATE
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE PORTFOLIO: MODERATE
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice Portfolio: Moderate is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund's asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund's neutral mix; that is, how the fund's investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	64.00%	Fixed-Income Securities (Bond Funds)	31.00%
Core Equity Plus Fund	4.00%	Diversified Bond Fund	19.00%
Emerging Markets Fund	4.00%	High-Yield Fund	3.00%
Equity Growth Fund	12.00%	Inflation-Adjusted Bond Fund	6.00%
Growth Fund	8.00%	International Bond Fund	3.00%
Heritage Fund*	7.00%
International Growth Fund	10.00%	Cash Equivalents (Money Market Funds)	5.00%
Large Company Value Fund	9.50%	Prime Money Market Fund	5.00%
Mid Cap Value Fund	5.50%
Real Estate Fund	2.00%
Small Company Fund	2.00%

*

As of December 1, 2013, the fund owns shares of the Vista Fund. However, Vista's Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the Vista Fund will be transferred to the Heritage Fund in exchange for shares of Heritage Fund, effective as of the close of the New York Stock Exchange on December 6, 2013.

The managers regularly review the fund and may make changes to the fund's asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund's objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund's asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	53-73%	21-41%	0-15%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's ability to achieve its investment objective depends in part on the managers' skill in determining the funds' asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund's fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 11.86%

Lowest Performance Quarter (4Q 2008): -14.20%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 9.89%

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: MODERATE | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: MODERATE | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: MODERATE | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,085
Annual Return 2005	rr_AnnualReturn2005	6.59%
Annual Return 2006	rr_AnnualReturn2006	12.90%
Annual Return 2007	rr_AnnualReturn2007	9.82%
Annual Return 2008	rr_AnnualReturn2008	(25.92%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	12.74%
Annual Return 2011	rr_AnnualReturn2011	0.88%
Annual Return 2012	rr_AnnualReturn2012	13.23%
1 year	rr_AverageAnnualReturnYear01	13.23%
5 years	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: MODERATE | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	12.66%
5 years	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: MODERATE | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	8.80%
5 years	rr_AverageAnnualReturnYear05	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: AGGRESSIVE
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE PORTFOLIO: AGGRESSIVE
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice Portfolio: Aggressive is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund's asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund's neutral mix; that is, how the fund's investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	79.00%	Fixed-Income Securities (Bond Funds)	20.00%
Core Equity Plus Fund	4.50%	Diversified Bond Fund	11.00%
Emerging Markets Fund	6.50%	High-Yield Fund	5.00%
Equity Growth Fund	10.00%	Inflation-Adjusted Bond Fund	4.00%
Growth Fund	14.50%
Heritage Fund*	13.50%	Cash Equivalents (Money Market Funds)	1.00%
International Growth Fund	12.50%	Prime Money Market Fund	1.00%
Large Company Value Fund	8.50%
Mid Cap Value Fund	4.75%
Real Estate Fund	2.00%
Small Company Fund	2.25%

*

As of December 1, 2013, the fund owns shares of the Vista Fund. However, Vista's Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the Vista Fund will be transferred to the Heritage Fund in exchange for shares of Heritage Fund, effective as of the close of the New York Stock Exchange on December 6, 2013.

The managers regularly review the fund and may make changes to the fund's asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund's objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund's asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	60-90%	10-30%	0-15%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's ability to achieve its investment objective depends in part on the managers' skill in determining the funds' asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk – The value of an underlying fund's fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 13.90%

Lowest Performance Quarter (4Q 2008): -18.80%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 12.83%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: AGGRESSIVE | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: AGGRESSIVE | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: AGGRESSIVE | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	313
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
Annual Return 2005	rr_AnnualReturn2005	8.54%
Annual Return 2006	rr_AnnualReturn2006	14.41%
Annual Return 2007	rr_AnnualReturn2007	13.65%
Annual Return 2008	rr_AnnualReturn2008	(33.87%)
Annual Return 2009	rr_AnnualReturn2009	26.68%
Annual Return 2010	rr_AnnualReturn2010	15.59%
Annual Return 2011	rr_AnnualReturn2011	(1.68%)
Annual Return 2012	rr_AnnualReturn2012	15.42%
1 year	rr_AverageAnnualReturnYear01	15.42%
5 years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: AGGRESSIVE | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	15.01%
5 years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: AGGRESSIVE | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	10.24%
5 years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice Portfolio: Very Aggressive is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund's asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund's neutral mix; that is, how the fund's investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	96.00%	Fixed-Income Securities (Bond Funds)	3.00%
Core Equity Plus Fund	4.75%	Diversified Bond Fund	3.00%
Emerging Markets Fund	7.50%
Equity Growth Fund	13.00%	Cash Equivalents (Money Market Funds)	1.00%
Growth Fund	17.75%	Prime Money Market Fund	1.00%
Heritage Fund*	16.50%
International Growth Fund	15.50%
Large Company Value Fund	10.50%
Mid Cap Value Fund	6.00%
Real Estate Fund	2.00%
Small Company Fund	2.50%

*

As of December 1, 2013, the fund owns shares of the Vista Fund. However, Vista's Board of Directors has approved an agreement and plan of reorganization, whereby the net assets of the Vista Fund will be transferred to the Heritage Fund in exchange for shares of Heritage Fund, effective as of the close of the New York Stock Exchange on December 6, 2013.

The managers regularly review the fund and may make changes to the fund's asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund's objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund's asset class allocations generally will vary over short-term periods.

	Equity Securities (Stock Funds)	Fixed-Income Securities (Bond Funds)	Cash Equivalents (Money Market Funds)
Operating Ranges	75-100%	0-10%	0-15%

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk – The fund's ability to achieve its investment objective depends in part on the managers' skill in determining the funds' asset class allocations and in selecting and weighting the underlying funds. The managers' evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•

Market Risk – The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

"Growth" and "Value" Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Performance Quarter (3Q 2009): 15.67%

Lowest Performance Quarter (4Q 2008): -22.24%

As of September 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 16.31%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	338
5 years	rr_ExpenseExampleYear05	585
10 years	rr_ExpenseExampleYear10	1,294
Annual Return 2005	rr_AnnualReturn2005	9.58%
Annual Return 2006	rr_AnnualReturn2006	16.40%
Annual Return 2007	rr_AnnualReturn2007	15.08%
Annual Return 2008	rr_AnnualReturn2008	(39.69%)
Annual Return 2009	rr_AnnualReturn2009	28.59%
Annual Return 2010	rr_AnnualReturn2010	16.70%
Annual Return 2011	rr_AnnualReturn2011	(3.78%)
Annual Return 2012	rr_AnnualReturn2012	16.79%
1 year	rr_AverageAnnualReturnYear01	16.79%
5 years	rr_AverageAnnualReturnYear05	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.65%
5 years	rr_AverageAnnualReturnYear05	(0.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	11.17%
5 years	rr_AverageAnnualReturnYear05	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE IN RETIREMENT PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice In Retirement Portfolio R6 is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	45.00%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.80%
NT Equity Growth Fund	10.00%	Inflation-Adjusted Bond Fund	1.50%
NT Growth Fund	6.50%	International Bond Fund	7.00%
NT Heritage Fund	2.50%	NT Diversified Bond Fund	26.60%
NT International Growth Fund	5.00%	Short Duration Inflation Protection Bond Fund	6.10%
NT Large Company Value Fund	11.00%
NT Mid Cap Value Fund	4.00%	Cash Equivalents (Money Market Funds)	10.00%
NT Small Company Fund	2.00%	Premium Money Market Fund	10.00%
Real Estate Fund	1.00%

The target asset mix of One Choice In Retirement Portfolio R6 is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds, we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•

Allocation Risk - The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk -The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	955
Annual Return 2005	rr_AnnualReturn2005	2.63%
Annual Return 2006	rr_AnnualReturn2006	9.26%
Annual Return 2007	rr_AnnualReturn2007	7.18%
Annual Return 2008	rr_AnnualReturn2008	(16.57%)
Annual Return 2009	rr_AnnualReturn2009	16.42%
Annual Return 2010	rr_AnnualReturn2010	10.07%
Annual Return 2011	rr_AnnualReturn2011	3.58%
Annual Return 2012	rr_AnnualReturn2012	10.13%
1 year	rr_AverageAnnualReturnYear01	10.13%
5 years	rr_AverageAnnualReturnYear05	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | INVESTOR CLASS | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	9.35%
5 years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | INVESTOR CLASS | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	6.98%
5 years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Fee	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	319
10 years	rr_ExpenseExampleYear10	714
1 year	rr_AverageAnnualReturnYear01	10.35%
5 years	rr_AverageAnnualReturnYear05	4.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	673
3 years	rr_ExpenseExampleYear03	882
5 years	rr_ExpenseExampleYear05	1,106
10 years	rr_ExpenseExampleYear10	1,751
1 year	rr_AverageAnnualReturnYear01	3.53%	[2]
5 years	rr_AverageAnnualReturnYear05	2.56%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[2]
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
1 year	rr_ExpenseExampleYear01	180
3 years	rr_ExpenseExampleYear03	558
5 years	rr_ExpenseExampleYear05	960
10 years	rr_ExpenseExampleYear10	2,082
1 year	rr_AverageAnnualReturnYear01	9.04%
5 years	rr_AverageAnnualReturnYear05	3.00%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	403
5 years	rr_ExpenseExampleYear05	698
10 years	rr_ExpenseExampleYear10	1,533
1 year	rr_AverageAnnualReturnYear01	9.59%
5 years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
ONE CHOICE IN RETIREMENT PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	167
ONE CHOICE 2015 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2015 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2015 Portfolio R6 is a “fund of funds” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	46.05%	Fixed-Income Securities (Bond Funds)	44.45%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.75%
NT Emerging Markets Fund	0.25%	Inflation-Adjusted Bond Fund	1.80%
NT Equity Growth Fund	10.00%	International Bond Fund	6.80%
NT Growth Fund	6.75%	NT Diversified Bond Fund	26.40%
NT Heritage Fund	2.75%	Short Duration Inflation Protection Bond Fund	5.70%
NT International Growth Fund	5.00%
NT Large Company Value Fund	11.00%	Cash Equivalents (Money Market Funds)	9.50%
NT Mid Cap Value Fund	4.25%	Premium Money Market Fund	9.50%
NT Small Company Fund	2.00%
Real Estate Fund	1.05%

The target date in the fund name (2015) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•

Allocation Risk - The fund's performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk -The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2015 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
ONE CHOICE 2020 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2020 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2020 Portfolio R6 is a “fund of funds” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	51.05%	Fixed-Income Securities (Bond Funds)	41.95%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.60%
NT Emerging Markets Fund	1.25%	Inflation-Adjusted Bond Fund	3.10%
NT Equity Growth Fund	9.50%	International Bond Fund	5.80%
NT Growth Fund	8.00%	NT Diversified Bond Fund	25.30%
NT Heritage Fund	3.75%	Short Duration Inflation Protection Bond Fund	4.15%
NT International Growth Fund	6.00%
NT Large Company Value Fund	11.25%	Cash Equivalents (Money Market Funds)	7.00%
NT Mid Cap Value Fund	5.00%	Premium Money Market Fund	7.00%
NT Small Company Fund	2.00%
Real Estate Fund	1.30%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•

Allocation Risk -The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2020 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	177
ONE CHOICE 2025 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2025 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or ‘turn over’ their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2025 Portfolio R6 is a ‘fund of funds’ meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	56.30%	Fixed-Income Securities (Bond Funds)	38.70%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.40%
NT Emerging Markets Fund	2.25%	Inflation-Adjusted Bond Fund	4.20%
NT Equity Growth Fund	9.25%	International Bond Fund	4.50%
NT Growth Fund	9.25%	NT Diversified Bond Fund	24.00%
NT Heritage Fund	4.50%	Short Duration Inflation Protection Bond Fund	2.60%
NT International Growth Fund	7.00%
NT Large Company Value Fund	11.50%	Cash Equivalents (Money Market Funds)	5.00%
NT Mid Cap Value Fund	5.50%	Premium Money Market Fund	5.00%
NT Small Company Fund	2.50%
Real Estate Fund	1.55%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk - The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks -The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2025 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
ONE CHOICE 2030 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2030 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2030 Portfolio R6 is a “fund of funds” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	62.30%	Fixed-Income Securities (Bond Funds)	32.70%
NT Core Equity Plus Fund	3.25%	High-Yield Fund	3.00%
NT Emerging Markets Fund	2.75%	Inflation-Adjusted Bond Fund	5.00%
NT Equity Growth Fund	9.25%	International Bond Fund	2.00%
NT Growth Fund	11.00%	NT Diversified Bond Fund	21.50%
NT Heritage Fund	5.00%	Short Duration Inflation Protection Bond Fund	1.20%
NT International Growth Fund	8.50%
NT Large Company Value Fund	12.00%	Cash Equivalents (Money Market Funds)	5.00%
NT Mid Cap Value Fund	5.25%	Premium Money Market Fund	5.00%
NT Small Company Fund	3.50%
Real Estate Fund	1.80%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk -The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion -The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk -The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2030 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
ONE CHOICE 2035 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2035 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2035 Portfolio R6 is a “fund of funds” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	68.55%	Fixed-Income Securities (Bond Funds)	26.95%
NT Core Equity Plus Fund	3.25%	High-Yield Fund	2.65%
NT Emerging Markets Fund	3.50%	Inflation-Adjusted Bond Fund	5.40%
NT Equity Growth Fund	9.50%	NT Diversified Bond Fund	18.90%
NT Growth Fund	12.75%
NT Heritage Fund	5.50%	Cash Equivalents (Money Market Funds)	4.50%
NT International Growth Fund	9.50%	Premium Money Market Fund	4.50%
NT Large Company Value Fund	12.75%
NT Mid Cap Value Fund	5.50%
NT Small Company Fund	4.25%
Real Estate Fund	2.05%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk - The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2035 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	196
ONE CHOICE 2040 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2040 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2040 Portfolio R6 is a “fund of funds” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	74.95%	Fixed-Income Securities (Bond Funds)	23.05%
NT Core Equity Plus Fund	3.50%	High-Yield Fund	2.30%
NT Emerging Markets Fund	4.25%	Inflation-Adjusted Bond Fund	4.60%
NT Equity Growth Fund	10.25%	NT Diversified Bond Fund	16.15%
NT Growth Fund	13.75%
NT Heritage Fund	6.50%	Cash Equivalents (Money Market Funds)	2.00%
NT International Growth Fund	10.00%	Premium Money Market Fund	2.00%
NT Large Company Value Fund	13.75%
NT Mid Cap Value Fund	6.50%
NT Small Company Fund	4.15%
Real Estate Fund	2.30%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk -The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2040 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	205
ONE CHOICE 2045 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2045 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2045 Portfolio R6 is a “fund of funds” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	80.40%	Fixed-Income Securities (Bond Funds)	19.60%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.95%
NT Emerging Markets Fund	5.25%	Inflation-Adjusted Bond Fund	3.90%
NT Equity Growth Fund	10.35%	NT Diversified Bond Fund	13.75%
NT Growth Fund	14.50%
NT Heritage Fund	7.25%	Cash Equivalents (Money Market Funds)	0.00%
NT International Growth Fund	10.25%
NT Large Company Value Fund	14.50%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.00%
Real Estate Fund	2.55%

The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk - The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2045 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	215
ONE CHOICE 2050 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2050 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2050 Portfolio R6 is a “fund of funds” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	82.80%	Fixed-Income Securities (Bond Funds)	17.20%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.70%
NT Emerging Markets Fund	6.25%	Inflation-Adjusted Bond Fund	3.40%
NT Equity Growth Fund	10.25%	NT Diversified Bond Fund	12.10%
NT Growth Fund	14.75%
NT Heritage Fund	7.25%	Cash Equivalents (Money Market Funds)	0.00%
NT International Growth Fund	10.00%
NT Large Company Value Fund	15.00%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.75%
Real Estate Fund	2.80%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•

Allocation Risk - The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2050 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	218
ONE CHOICE 2055 PORTFOLIO R6
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ONE CHOICE 2055 PORTFOLIO R6
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the one day period from the fund’s inception through its most recent fiscal year end, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

One Choice 2055 Portfolio R6 is a “fund of funds” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	85.00%	Fixed-Income Securities (Bond Funds)	15.00%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.50%
NT Emerging Markets Fund	6.50%	Inflation-Adjusted Bond Fund	3.00%
NT Equity Growth Fund	10.75%	NT Diversified Bond Fund	10.50%
NT Growth Fund	15.25%
NT Heritage Fund	7.50%	Cash Equivalents (Money Market Funds)	0.00%
NT International Growth Fund	9.50%
NT Large Company Value Fund	15.50%
NT Mid Cap Value Fund	7.50%
NT Small Company Fund	5.00%
Real Estate Fund	3.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target date approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target date, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Allocation Risk - The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

“Growth” and “Value” Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion -The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

Principal Loss -At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ipro.americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
ONE CHOICE 2055 PORTFOLIO R6 | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	71
3 years	rr_ExpenseExampleYear03	$ 221

[1]	Investments of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[3]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[4]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.